Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (12,943,787)	$ (5,814,441)	$ (6,437,328)